Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Real Estate [Abstract]
Property acquisitions pro forma revenue and income

Income from
	Total revenue	continuing operations
Supplemental pro forma for the year ended December 31, 2011(1)	$ 464.8	$ 154.3
Supplemental pro forma for the year ended December 31, 2010(1)	$ 417.7	$ 128.4

(1) This unaudited pro forma supplemental information does not purport to be indicative of what our operating results would have been had the acquisitions occurred on January 1, 2010, and may not be indicative of future operating results. No material, non-recurring pro-forma adjustments were included in the calculation of this information.